SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently issued accounting standards (Details) - ASU 2016-02 - Forecast adjustment ¥ in Millions	Jan. 01, 2019 CNY (¥)
Recently issued accounting standards
Right-of-use assets	¥ 3.5
Lease liabilities	¥ 3.0